Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 2,208	$ 2,240	$ 3,643
Raw materials	772
Inventories	$ 2,980	$ 2,240	$ 3,643